Note 5 - Property and Equipment (Details) - CAD	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Property, Plant and Equipment [Abstract]
Depreciation	CAD 385,210	CAD 377,849	CAD 381,385